Finance cost (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance cost
Hedged interest payable on medium-term notes issued	£ 61	£ 61	£ 39
Interest payable on bank loans and overdrafts	51	42	5
Interest payable on RCF	1	3	1
Interest payable on foreign exchange swaps	44	44	19
Interest payable on leases	24	25	10
Amortisation of discount on provisions	11	14	3
Foreign exchange loss on translation of foreign assets/liabilities	5
Fair value loss on hedge ineffectiveness			2
Total finance cost	£ 197	£ 189	£ 79